UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06686

JPMorgan China Region Fund, Inc.

(Exact name of registrant as specified in charter)

One Beacon Street, 18th Floor

Boston, MA 02108

(Address of principal executive offices) (Zip code)

Dechert LLP

1095 Avenue of the Americas

New York, NY 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 441 9800

Date of fiscal year end: December 31

Date of reporting period: March 31, 2016

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

JPMorgan China Region Fund, Inc.

INVESTMENT PORTFOLIO

AT MARCH 31, 2016 (Unaudited)

DESCRIPTION	HOLDINGS (IN SHARES)	VALUE (IN US$)
COMMON STOCK
CHINA (62.1%)
Aerospace & Defense (0.4%)
Avic Aviation Engine Corp. plc, ‘A’	74,801	456,721

Airlines (0.9%)
Spring Airlines Co., Ltd., ‘A’	135,129	969,863

Automobiles (1.1%)
Chongqing Changan Automobile Co., Ltd., ‘A’	493,602	1,203,554

Banks (11.0%)
China Construction Bank Corp.	8,213,000	5,240,752
China Merchants Bank Co., Ltd.	1,828,000	3,841,054
Industrial Bank Co., Ltd., ‘A’	1,199,000	2,879,039

		11,960,845

Beverages (1.0%)
Kweichow Moutai Co., Ltd., ‘A’	29,580	1,132,598

Capital Markets (1.9%)
Huatai Securities Co., Ltd., ‘A’	781,250	2,066,792

Chemicals (1.1%)
Jiangsu Kangde Xin Composite Material Co., Ltd., ‘A’	233,697	1,192,044

Commercial Services & Supplies (0.5%)
Beijing Originwater Technology Co., Ltd., ‘A’	86,100	519,055

Construction & Engineering (1.8%)
China Communications Construction Co., Ltd.	1,661,000	1,984,888

Diversified Consumer Services (0.9%)
China Maple Leaf Educational Systems Ltd.	1,582,000	1,003,363

Diversified Telecommunication Services (2.7%)
China Telecom Corp., Ltd.	5,456,000	2,883,665

Electronic Equipment, Instruments & Components (3.3%)
AAC Technologies Holdings, Inc.	297,000	2,270,376
Hangzhou Hikvision Digital Technology Co., Ltd., ‘A’	285,580	1,360,872

		3,631,248

Health Care Providers & Services (0.8%)
Phoenix Healthcare Group Co., Ltd.	787,000	871,474

Hotels, Restaurants & Leisure (2.2%)
China CYTS Tours Holding Co., Ltd., ‘A’	286,200	924,411
Wynn Macau Ltd. (a)	937,600	1,450,392

		2,374,803

Independent Power & Renewable Electricity Producers (0.2%)
China Longyuan Power Group Corp., Ltd.	303,000	224,203

Insurance (5.4%)
PICC Property & Casualty Co., Ltd.	694,000	1,272,172
Ping An Insurance Group Co. of China Ltd., ‘A’	924,252	4,545,806

		5,817,978

Internet & Catalog Retail (1.2%)
JD.com, Inc. (a)	48,000	1,272,000

Internet Software & Services (10.8%)
Alibaba Group Holding Ltd. (a)	24,700	1,952,041
Tencent Holdings Ltd.	390,200	7,967,628
Wangsu Science & Technology Co., Ltd., ‘A’	196,291	1,772,738

		11,692,407

Leisure Products (1.0%)
Guangdong Alpha Animation and Culture Co., Ltd., ‘A’	163,925	1,031,818

Machinery (2.2%)
China Conch Venture Holdings Ltd.	619,000	1,220,868
Han’s Laser Technology Industry Group Co., Ltd., ‘A’	350,104	1,204,436

		2,425,304

Media (1.0%)
Zhejiang Huace Film & TV Co., Ltd., ‘A’	263,950	1,085,576

Oil, Gas & Consumable Fuels (3.2%)
China Petroleum & Chemical Corp.	1,263,400	828,982
CNOOC Ltd.	2,217,000	2,617,868

		3,446,850

Pharmaceuticals (0.9%)
Jiangsu Hengrui Medicine Co., Ltd., ‘A’	132,594	968,275

Real Estate Management & Development (4.4%)
China Vanke Co., Ltd.	1,148,200	2,815,235
Poly Real Estate Group Co., Ltd., ‘A’	1,363,650	1,956,626

		4,771,861

Road & Rail (0.8%)
CAR, Inc. (a)	785,000	920,869

Software (0.3%)
Aisino Co., Ltd., ‘A’	42,500	347,026

Specialty Retail (1.0%)
China Harmony New Energy Auto Holding Ltd.	2,073,500	1,098,582

Trading Companies & Distributors (0.1%)
Xiamen C & D, Inc., ‘A’	73,208	132,774

TOTAL CHINA		67,486,436

HONG KONG (29.5%)
Auto Components (0.8%)
Nexteer Automotive Group Ltd.	831,000	854,851

Banks (2.8%)
BOC Hong Kong Holdings Ltd.	672,500	2,006,919
Dah Sing Banking Group Ltd.	602,800	1,058,369

		3,065,288

Commercial Services & Supplies (1.1%)
China Everbright International Ltd.	1,073,000	1,197,855

Communications Equipment (0.9%)
VTech Holdings Ltd.	81,200	964,056

Diversified Financial Services (2.3%)
Hong Kong Exchanges and Clearing Ltd.	101,354	2,440,644

Gas Utilities (1.6%)
China Resources Gas Group Ltd.	594,000	1,696,082

Household Durables (1.6%)
Man Wah Holdings Ltd.	762,400	965,119
Techtronic Industries Co., Ltd.	198,500	784,292

		1,749,411

JPMorgan China Region Fund, Inc.

INVESTMENT PORTFOLIO

AT MARCH 31, 2016 (Unaudited) (continued)

DESCRIPTION	HOLDINGS (IN SHARES)	VALUE (IN US$)
COMMON STOCK — continued
Industrial Conglomerates (2.9%)
CK Hutchison Holdings Ltd.	184,000	2,388,547
Shun Tak Holdings Ltd.	2,256,000	747,410

		3,135,957

Insurance (5.8%)
AIA Group Ltd.	866,600	4,909,804
China Taiping Insurance Holdings Co., Ltd. (a)	617,000	1,355,319

		6,265,123

Pharmaceuticals (1.5%)
Sino Biopharmaceutical Ltd.	2,223,000	1,667,819

Real Estate Management & Development (4.5%)
Cheung Kong Property Holdings Ltd.	383,500	2,469,377
New World Development Co., Ltd.	1,038,053	988,896
Sun Hung Kai Properties Ltd.	114,000	1,393,891

		4,852,164

Textiles, Apparel & Luxury Goods (1.5%)
Pacific Textiles Holdings Ltd.	424,000	612,168
Regina Miracle International Holdings Ltd. (a) (e)	723,000	1,055,046

		1,667,214

Water Utilities (0.5%)
Beijing Enterprises Water Group Ltd. (a)	922,000	577,635

Wireless Telecommunication Services (1.7%)
China Mobile Ltd.	165,500	1,844,377

TOTAL HONG KONG		31,978,476

TAIWAN (16.9%)
Banks (1.4%)
E.Sun Financial Holding Co., Ltd.	2,768,833	1,548,564

Diversified Financial Services (1.2%)
Fubon Financial Holding Co., Ltd.	1,040,989	1,326,142

Electronic Equipment, Instruments & Components (1.5%)
Largan Precision Co., Ltd.	21,000	1,627,983

Food & Staples Retailing (1.3%)
President Chain Store Corp.	190,000	1,384,383

Semiconductors & Semiconductor Equipment (10.1%)
Advanced Semiconductor Engineering, Inc.	1,647,802	1,917,418
Silicon Motion Technology Corp.	23,205	900,586
Taiwan Semiconductor Manufacturing Co., Ltd.	1,606,057	8,084,180

		10,902,184

Technology Hardware, Storage & Peripherals (1.4%)
Catcher Technology Co., Ltd.	189,000	1,550,336

TOTAL TAIWAN		18,339,592

RIGHT
Financials — 0.0%
Fubon Financial Holding, expiring 04/13/16 (a)	50,260	—

TOTAL INVESTMENTS (108.5% of Net Assets) (Cost $106,546,856)		117,804,504

Liabilities in excess of other assets (-8.5% of Net Assets)		(9,205,134)

NET ASSETS (100.0%)		$108,599,370

JPMorgan China Region Fund, Inc.

INVESTMENT PORTFOLIO

AT MARCH 31, 2016 (Unaudited) (continued)

As of March 31, 2016, aggregate cost for Federal income tax purposes was $106,546,856. The aggregate unrealized gain for all securities is as follows:

Excess of market value over cost	19,428,908
Excess of cost over market value	(8,171,260)

Net unrealized gain	11,257,648

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	Non-income producing security.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Directors and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
A	China A shares.

A.        Valuation of Investments – All securities for which market quotations are readily available are valued at the last sales price prior to the time of determination or, if no sales price is available at that time, at the mean between the last current bid and ask prices. Securities that are traded over-the-counter are valued, if bid and ask quotations are available, at the mean between the current bid and ask prices. Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value securities may differ from the value that would be realized if these securities were sold and the differences could be material. All other securities and assets are valued at fair value as determined in good faith by the Board of Directors. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. In valuing the Fund’s assets, quotations of foreign securities in a foreign currency are translated to United States dollar equivalents at the prevailing exchange rate in effect on the valuation date. Investments in open ended mutual funds are valued at current day’s closing net asset value per share.

JF International Management Inc. (the Investment ‘Advisor’), an indirect wholly-owned subsidiary of JPMorgan Chase & Co. has established the Asian Fair Valuation Committee (“AFVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Advisor implements the valuation policies for the valuation of investments, as directed by the Board. The AFVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Advisor is responsible for discussing and assessing the potential impacts of the fair values on an ongoing basis, and at least on a quarterly basis with the AFVC and the Board.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan China Region Fund, Inc.

INVESTMENT PORTFOLIO

AT MARCH 31, 2016 (Unaudited) (continued)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices		Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
China	$67,006,636		$—	$479,800	$67,486,436
Hong Kong	31,978,476		—	—	31,978,476
Taiwan	18,339,592		—	—	18,339,592

Total Common Stocks	117,324,704		—	479,800	117,804,504

Right
Taiwan	—	(a)	—	—	—	(a)

Total Investments in Securities	$117,324,704		$—	$479,800	$117,804,504

(a)	Value is zero.

Transfers from level 2 to level 1 in the amount of approximately $3,392,724 are due to a stock resumed trading during the period ended March 31, 2016.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

	Balance as of December 31, 2015	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2016
Investments in Securities
China
Common Stocks — Software	$382,353	$—	$(35,327)	$—	$—	$—	$—	$—	$347,026
Common Stocks — Trading Companies & Distributors	158,172	—	(25,398)	—	—	—	—	—	132,774

Total	$540,525	$—	$(60,725)	$—	$—	$—	$—	$—	$479,800

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

Transfers between fair value levels are valued utilizing values as of the beginning of the period.

The changes in unrealized appreciation (depreciation) attributable to securities owned at March 31, 2016, which were valued using significant unobservable inputs (level 3) amounted to approximately $(60,725).

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers have concluded based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan China Region Fund, Inc.

/s/ Simon Crinage
Simon Crinage
Director, President and Principal Executive Officer of the JPMorgan China Region Fund, Inc
May 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Simon Crinage
Simon Crinage
Director, President and Principal Executive Officer of the JPMorgan China Region Fund, Inc
May 26, 2016

/s/ Neil Martin
Neil S. Martin
Treasurer and Chief Operating Officer of the JPMorgan China Region Fund, Inc.
May 26, 2016